Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 35,000	$ 45,000	$ 45,000